Share-Based Compensation - Assumptions (Details) - 4th Series stock options outstanding - ¥ / shares		12 Months Ended
	Jan. 29, 2021	Mar. 31, 2023
Assumptions used in Monte Carlo calculation of stock options
Weighted-average grand-date fair value of stock option	¥ 100
Employee Stock Option
Assumptions used in Monte Carlo calculation of stock options
Expected life of options		10 years
Expected volatility		60.00%
Risk-free interest rate, minimum		1.20%
Risk-free interest rate, maximum		1.70%
Expected dividend yield		0.00%
Weighted-average grand-date fair value of stock option		¥ 72